Due to Affiliate (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Due to Affiliate

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Principal amount outstanding	$300,000	$300,000
Less: Discount and transaction costs (net of amortization)	(43,638)	(48,353)
Due to Affiliate	$256,362	$251,647